CONSOLIDATED CASH FLOW STATEMENT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW FROM OPERATING ACTIVITIES
Net profit/(loss) for the year	$ (34,779)	$ 2,407	$ (142,491)
Adjustments:
Reversal of profit from sale of vessels	(752)	(2,762)
Reversal of depreciation (Note 6)	114,480	114,451	122,215
Reversal of impairment loss on tangible and intangible assets (Note 6,7,22)	3,249	3,572	185,000
Reversal of share of profit/(loss) from joint ventures	(189)	(3)	(176)
Reversal of financial income (Note 8)	(3,302)	(4,255)	(2,814)
Reversal of financial expenses (Note 8)	39,345	40,601	37,333
Reversal of tax expenses (Note 11)	1,558	777	760
Reversal of other non-cash movements (Note 23)	2,039	3,696	(7,114)
Dividends received from joint ventures	440		188
Interest received and realized exchange gains	2,720	1,641	2,735
Interest paid and realized exchange losses	(39,792)	(36,698)	(31,385)
Income taxes paid	(1,611)	(586)	(1,430)
Change in bunkers, receivables and payables, etc. (Note 23)	(12,668)	(12,996)	8,322
Net cash flow from operating activities	70,738	109,845	171,143
CASH FLOW FROM INVESTING ACTIVITIES
Investment in tangible fixed assets	(202,439)	(145,112)	(119,408)
Sale of tangible fixed assets (Note 22)	26,847	31,382
Net cash flow from investing activities	(175,592)	(113,730)	(119,408)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowing, mortgage debt	114,530	175,377	49,256
Borrowing, sale and leaseback transactions		30,195
Repayment/redemption, mortgage debt	(110,834)	(125,487)	(142,740)
Repayment/redemption, finance lease liabilities	(2,899)	(16,724)	(3,410)
Dividend paid		(1,240)	(25,000)
Acquisition of outstanding shares in TORM A/S			(19,241)
Capital increase	99,999
Transaction costs share issue	(2,788)
Purchase/disposal of treasury shares			(2,887)
Change in restricted cash	(2,014)	594	(1,588)
Net cash flow from financing activities	95,994	62,715	(145,610)
Net cash flow from operating, investing and financing activities	(8,860)	58,830	(93,875)
Cash and cash equivalents as of 1 January	132,948	74,118	167,993
Cash and cash equivalents as of 31 December	124,088	132,948	74,118
Restricted cash as of 31 December	3,273	1,259	1,853
Cash and cash equivalents including restricted cash as of 31 December	$ 127,361	$ 134,207	$ 75,971